Related party transactions - Additional Information (Detail)		1 Months Ended													12 Months Ended
	Jun. 08, 2011 EUR (€)	Jun. 30, 2015	Apr. 30, 2015	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CHF (SFr)	Aug. 31, 2013 USD ($) $ / shares shares	Aug. 31, 2012 USD ($)	Jun. 30, 2011 USD ($)	Apr. 30, 2011	Jun. 30, 2009 USD ($)	Jun. 30, 2009 CAD	May. 31, 2009 USD ($)	Feb. 28, 2009 USD ($)	Aug. 31, 2002	Mar. 28, 2015 USD ($)	Mar. 28, 2015 EUR (€)	Mar. 29, 2014 USD ($)	Mar. 29, 2014 EUR (€)	Mar. 30, 2013 USD ($)	Feb. 28, 2015 USD ($)	Feb. 28, 2015 CAD
Related Party Transaction [Line Items]
Irrevocable letter of credit															$ 5,000,000
Legal fees incurred															447,000		$ 57,000		$ 65,000
Percentage of purchase price on cost														45.00%
Purchase price of diamonds															189,000				262,000
Related party expenses															241,000		237,000		241,000
Debentures converted to voting shares, value						$ 5,000,000
Annual interest rate of debentures						6.00%
Voting shares conversion price | $ / shares						$ 1.30
Class A Common Stock [Member]
Related Party Transaction [Line Items]
Debentures converted to voting shares, value						$ 5,000,000
Annual interest rate of debentures						6.00%
Debentures converted to voting shares | shares						2,941,085
Voting shares conversion price | $ / shares						$ 1.70
Subsequent Event [Member]
Related Party Transaction [Line Items]
Agreement additional renewal term		1 year
Montrovest BV [Member]
Related Party Transaction [Line Items]
Amount paid to related party	€ 140,000														$ 178,000	€ 140,000	188,000	€ 140,000
Notice days for non renewal	60 days
Irrevocable letter of credit																				$ 5,000,000
Legal fees incurred																				$ 60,000	CAD 75,000
Cash received from related party												$ 3,000,000	$ 2,000,000
Annual interest rate								11.00%							16.00%	16.00%
Effective interest rate								12.20%							17.80%
Fee as a percentage of outstanding principal amount															7.00%	7.00%
Cash received from related party								$ 5,000,000
Transaction amount								75,000
Partial repayment of cash advance							$ 3,500,000
Debentures converted to voting shares | shares						2,828,634
Montrovest BV [Member] | Class A Common Stock [Member]
Related Party Transaction [Line Items]
Debentures converted to voting shares, value						$ 4,800,000
Debentures converted to voting shares | shares						2,828,634
Montrovest BV [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Agreement additional renewal term			1 year
Montrovest BV [Member] | Minimum [Member] | Potential Transaction [Member]
Related Party Transaction [Line Items]
Net cash proceeds from an equity issuance								$ 5,000,000
Regaluxe [Member]
Related Party Transaction [Line Items]
Amount paid to related party															$ 0		1,000
Related party expenses															241,000		237,000
Agreement beginning date									Jun. 01, 2011
Related party agreement term									1 year
Discount factor									3.50%
Agreement expiration date									May 31, 2012
Regaluxe [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Agreement additional renewal term			1 year
Regaluxe [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related party expenses																	260,000		$ 250,000
Prime Investments S.A. [Member]
Related Party Transaction [Line Items]
Purchase price of diamonds															$ 200,000		$ 0
Ownership percentage															15.00%
Gestofi [Member]
Related Party Transaction [Line Items]
Agreement additional renewal term				1 year	1 year					1 year	1 year
Related party expenses				$ 13,558	SFr 13,000					$ 10,890	CAD 13,700
Agreement beginning date										Aug. 01, 2009	Aug. 01, 2009